FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 28,179	£ 30,320
Customer deposits	421,320	418,066
Debt securities in issue	97,689	91,168
Subordinated liabilities	17,130	17,656	£ 17,922
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	28,079	30,322
Customer deposits	416,493	412,283
Debt securities in issue	100,443	93,233
Subordinated liabilities	19,783	19,564
Level 2 of fair value hierarchy [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,105	21,170
Customer deposits	9,530	1,818
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Customer deposits	5,235	6,167
Gross carrying amount [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	28,179	30,320
Customer deposits	421,320	418,066
Debt securities in issue	97,689	91,168
Subordinated liabilities	17,130	17,656
Gross carrying amount [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,105	21,170
Customer deposits	9,530	1,818
At fair value [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	28,079	30,322
Customer deposits	421,728	418,450
Debt securities in issue	100,443	93,233
Subordinated liabilities	19,783	19,564
At fair value [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,105	21,170
Customer deposits	£ 9,530	£ 1,818